SHARE-BASED PAYMENT - Summary of warrants and pre-funded warrants activity and related information (Details) - Prefunded Warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average exercise price
Outstanding, Beginning balance	$ 0.17	$ 0.17
Exercised	0.06
Outstanding, Ending balance	0.17	$ 0.17	$ 0.17
Vested and expected to vest	0.17
Exercisable	$ 0.17
Weighted average remaining contractual life
Outstanding	1 year 6 months 25 days	2 years 25 days	3 years 25 days
Vested and expected to vest	1 year 6 months 25 days
Exercisable	1 year 6 months 25 days
Common Class A
Number of options
Ordinary shares, Beginning balance	731,333,300	731,333,300
Ordinary shares, Exercised	(500,000)
Ordinary shares, Ending balance	730,833,300	731,333,300	731,333,300
Number of shares options vested	730,833,300
Ordinary shares, Exercisable	730,833,300